Notes to the Profit or Loss Statement - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	€ 0	€ 0
Deferred Tax Liability	6,550	6,506
Financial Liabilities from Future Payments to Royalty Pharma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	55,495	47,465
Deferred Tax Liability	397	0
Bonds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	4,823	8,897
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	2,327	1,849
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	14,259	12,808
Deferred Tax Liability	193,458	195,826
Receivables and Other Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	2,282	2,562
Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	123	239
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	5	0
Other Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	2,122	1,355
Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	129,233	143,949
Deferred Tax Liability	0	0
Offsetting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	198,987	204,222
Deferred Tax Liability	€ 198,987	€ 204,222